ACQUISITION OF BUSINESSES - Business Services, Fuel Holdings Ltd. (Greenergy) (Details)			1 Months Ended	12 Months Ended
	Jul. 17, 2017 USD ($)	May 10, 2017 USD ($)	Oct. 31, 2017 USD ($) acquisition	Dec. 31, 2017 USD ($) acquisition	Dec. 31, 2018 USD ($)
Disclosure of detailed information about business combination [line items]
Gains (losses) on hedging instrument, fair value hedges	$ 3,000,000	$ 12,000,000
Goodwill				$ 1,554,000,000	$ 2,411,000,000
Inver Energy And Canadian Operators Petroleum [Member]
Disclosure of detailed information about business combination [line items]
Acquisition-related costs			$ 1,000,000
Canadian Operators Petroleum
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			85.00%
Proportion of ownership interest in subsidiary			14.00%
Business services
Disclosure of detailed information about business combination [line items]
Goodwill				1,368,000,000	$ 1,306,000,000
Business services | Greenergy Fuels Holding Limited
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		85.00%
Proportion of ownership interest in subsidiary		14.00%
Consideration transferred, acquisition-date fair value		$ 79,000,000
Contingent consideration, EBITDA target period		5 years
Contingent consideration arrangements and indemnification assets recognised as of acquisition date		$ 11,000,000
Acquisition-related costs		7,000,000
Goodwill		93,000,000
Goodwill expected to be deductible for tax purposes		0
Revenue of acquiree since acquisition date				1,917,000,000
Profit (loss) of acquiree since acquisition date				2,000,000
Revenue of acquiree as if combination occurred at beginning of period				2,865,000,000
Profit (loss) of acquiree as if combination occurred at beginning of period				4,000,000
Business services | Greenergy Fuels Holding Limited | Bottom of range
Disclosure of detailed information about business combination [line items]
Contingent consideration arrangements and indemnification assets recognised as of acquisition date		6,000,000
Business services | Greenergy Fuels Holding Limited | Top of range
Disclosure of detailed information about business combination [line items]
Contingent consideration arrangements and indemnification assets recognised as of acquisition date		$ 12,000,000
Business services | Inver Energy And Canadian Operators Petroleum [Member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value			$ 10,000,000
Goodwill			9,000,000
Goodwill expected to be deductible for tax purposes			$ 0
Revenue of acquiree since acquisition date				17,000,000
Profit (loss) of acquiree since acquisition date				1,000,000
Revenue of acquiree as if combination occurred at beginning of period				92,000,000
Profit (loss) of acquiree as if combination occurred at beginning of period				$ 1,000,000
Number of acquisitions | acquisition			2	2
Business services | Inver Energy
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			85.00%
Proportion of ownership interest in subsidiary			14.00%
Business services | Canadian Operators Petroleum
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			85.00%